SEMI-ANNUAL REPORT


                                [GRAPHIC OMITTED]

================================================================================
                          BREMER INVESTMENT FUNDS, INC.
================================================================================

                                [GRAPHIC OMITTED]


                            Bremer Growth Stock Fund

                                Bremer Bond Fund

                                 MARCH 31, 2000



                                TABLE OF CONTENTS

                                                                            PAGE

Shareholder Letter...........................................................  1

Statement of Assets and Liabilities..........................................  2

Statement of Operations......................................................  3

Growth Stock Fund Statement of Changes in Net Assets.........................  4

Bond Fund Statement of Changes in Net Assets.................................  5

Growth Stock Fund Financial Highlights.......................................  6

Bond Fund Financial Highlights...............................................  7

Growth Stock Fund Schedule of Investments....................................  8

Bond Fund Schedule of Investments............................................ 11

Notes to the Financial Statements............................................ 15



                ------------------------------------------------



                               NOTICE TO INVESTORS


             Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.


May 2000

Dear Bremer Fund Shareholder:

The economy continued on its strong growth path through March 2000 but at a slightly slowing pace. That environment translated into solid corporate earnings as well as three more rate hikes by the Federal Reserve in order to stay ahead of rising inflation, although few signs of that are evident yet.

Thus interest rates rose across the yield curve in the quarter ended December 31, 1999 and the Bremer Bond Fund fell 18 basis points in that period versus a decline of 41 basis points for the Lehman Brothers Intermediate Gov't/Corp. Bond Index. The next quarter had an inverted yield curve in response to Federal Reserve rate increases with short rates to 5 years going up and mid to long term rates falling slightly. That translated into an 0.89% return for the Fund and 1.26% increase for the index for the quarter. Thus, the six month returns to March 31, 2000 were 0.70% for the Bond Fund and 0.84% for the index in a difficult interest rate environment. The Bond Fund continues to increase credit quality, improve liquidity and lengthen maturities slightly.

Stocks responded to strong corporate earnings in the latter months of 1999 and the Bremer Growth Stock Fund returned 23.3% for the quarter versus 14.9% for the S&P 500 Stock Index due to solid technology stock performance. That strong earning performance also resulted in the fund rising another 5.9% in the quarter ended March 31, 2000 even in the face of the Fed's tightening action. Thus the Stock Fund returned 30.57% for the last six months to March 31, 2000 compared to the index return of 17.51%!

The coming quarters should include continued above average investment market volatility. However we do think that the Federal Reserve's action will take hold in the new future and interest rates will eventually start to decline in a slowing domestic economy. Corporate earnings growth should be sustainable though at a more moderate level. Thus, the Bond Fund performance should improve while the Stock Fund continues a bumpy though upward path toward more normalized annual returns.

We appreciate being a part of your investment needs. Thank you for your business.

Sincerely,


/s/ Steven A. Laraway
Steven A. Laraway
Chairman


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                              ----------------      ----------------
                                                                                  GROWTH                 BOND
                                                                                STOCK FUND               FUND
                                                                              ----------------      ----------------
ASSETS:

      Investments, at market value
         (Cost of $52,829,282 and $95,808,487, respectively)                      $99,272,850           $92,540,355
      Dividends receivable                                                             49,868                     -
      Interest receivable                                                              19,469             1,129,543
      Receivable for investments sold                                                       -               430,311
      Receivable for fund shares issued                                                     -               471,130
      Organizational expenses, net of accumulated amortization                          9,947                 9,947
      Other assets                                                                      4,204                 1,801
                                                                              ----------------      ----------------
             Total assets                                                          99,356,338            94,583,087
                                                                              ----------------      ----------------

LIABILITIES:

      Payable to Investment Adviser                                                    56,915                56,129
      Dividends payable                                                                     -               459,931
      Accrued expenses and other liabilities                                           36,828                54,284
                                                                              ----------------      ----------------
             Total liabilities                                                         93,743               570,344
                                                                              ----------------      ----------------
NET ASSETS                                                                        $99,262,595           $94,012,743
                                                                              ================      ================

NET ASSETS CONSIST OF:

      Capital stock                                                               $51,314,531           $98,391,551
      Accumulated undistributed net investment income (loss)                          (13,649)               43,722
      Accumulated undistributed net realized gain (loss) on investments             1,518,145            (1,154,398)
      Net unrealized appreciation (depreciation) on investments                    46,443,568            (3,268,132)
                                                                              ----------------      ----------------
             Total Net Assets                                                     $99,262,595           $94,012,743
                                                                              ================      ================

      Shares outstanding
             (100 million shares authorized for each Fund, $ .0001 par value)       4,980,403             9,751,277
                                                                              ================      ================
      Net Asset Value, Redemption Price and Offering Price Per Share                   $19.93                 $9.64
                                                                              ================      ================




                     SEE NOTES TO THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                        ----------------      ----------------
                                                                                            GROWTH                 BOND
                                                                                          STOCK FUND               FUND
                                                                                        ----------------      ----------------
INVESTMENT INCOME:
      Dividend income (net of withholding tax of $882 and $0, respectively)                   $ 275,197                   $ -
      Interest income                                                                           113,313             3,148,993
                                                                                        ----------------      ----------------
           Total investment income                                                              388,510             3,148,993
                                                                                        ----------------      ----------------

EXPENSES:
      Investment advisory fees                                                                  304,189               325,168
      Administration fees                                                                        23,561                27,387
      Shareholder servicing and accounting costs                                                 33,989                47,311
      Distribution fees                                                                           4,346                 4,645
      Custody fees                                                                                9,377                 9,434
      Federal and state registration                                                              2,062                 5,354
      Professional fees                                                                          10,085                11,022
      Reports to shareholders                                                                     1,098                 1,729
      Amortization of organizational expenses                                                     2,745                 2,745
      Directors' fees and expenses                                                                1,423                 1,423
      Other                                                                                         844                 1,068
                                                                                        ----------------      ----------------
           Total expenses                                                                       393,719               437,286
                                                                                        ----------------      ----------------
NET INVESTMENT INCOME (LOSS)                                                                     (5,209)            2,711,707
                                                                                        ----------------      ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                                 1,661,722            (1,047,162)
      Change in unrealized appreciation (depreciation) on investments                        21,536,312            (1,006,674)
                                                                                        ----------------      ----------------
           Net realized and unrealized gain (loss) on investments                            23,198,034            (2,053,836)
                                                                                        ----------------      ----------------

NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                                             $23,192,825             $ 657,871
                                                                                        ================      ================



                     SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           ------------------------------------------------
                                                                                            GROWTH STOCK FUND
                                                                           ------------------------------------------------
                                                                             Six Months Ended
                                                                              March 31, 2000              Year Ended
                                                                                (Unaudited)           September 30, 1999
                                                                           ----------------------    ----------------------
OPERATIONS:

      Net investment income (loss)                                                       ($5,209)                 $ 61,901
      Net realized gain on investments                                                 1,661,722                 2,554,777
      Change in unrealized appreciation on investments
           and written option contracts                                               21,536,312                13,319,838
                                                                           ----------------------    ----------------------
           Net increase in net assets resulting from operations                       23,192,825                15,936,516
                                                                           ----------------------    ----------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

      Net investment income                                                              (68,454)                 (161,963)
      Net realized gains                                                              (2,698,314)                 (301,927)
                                                                           ----------------------    ----------------------
           Total dividends and distributions                                          (2,766,768)                 (463,890)
                                                                           ----------------------    ----------------------

CAPITAL SHARE TRANSACTIONS:

      Proceeds from shares sold                                                       18,289,633                15,715,001
      Proceeds from shares issued to holders in reinvestment of
        dividends                                                                        344,366                    11,863
      Cost of shares redeemed                                                         (7,113,738)              (18,057,770)
                                                                           ----------------------    ----------------------
           Net increase (decrease) in net assets resulting from
           capital share transactions                                                 11,520,261                (2,330,906)
                                                                           ----------------------    ----------------------

TOTAL INCREASE IN NET ASSETS                                                          31,946,318                13,141,720
                                                                           ----------------------    ----------------------

NET ASSETS:

      Beginning of period                                                             67,316,277                54,174,557
                                                                           ----------------------    ----------------------
      End of period                                                                  $99,262,595               $67,316,277
                                                                           ======================    ======================
      Undistributed Net Investment Income (Loss) included in
           Net Assets at End of Period                                                  ($13,649)                  $60,013
                                                                           ======================    ======================


                     SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           ------------------------------------------------
                                                                                                 BOND FUND
                                                                           ------------------------------------------------
                                                                             Six Months Ended
                                                                              March 31, 2000              Year Ended
                                                                                (Unaudited)           September 30, 1999
                                                                           ----------------------    ----------------------
OPERATIONS:

      Net investment income                                                          $ 2,711,707               $ 4,711,416
      Net realized loss on investments                                                (1,047,162)                  (26,953)
      Change in unrealized depreciation on investments                                (1,006,674)               (4,874,934)
                                                                           ----------------------    ----------------------
           Net increase (decrease) in net assets resulting from operations               657,871                  (190,471)
                                                                           ----------------------    ----------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

      Net investment income                                                           (2,711,707)               (4,711,416)
      Net realized gains                                                                  (1,464)                 (296,994)
                                                                           ----------------------    ----------------------
           Total dividends and distributions                                          (2,713,171)               (5,008,410)
                                                                           ----------------------    ----------------------

CAPITAL SHARE TRANSACTIONS:

      Proceeds from shares sold                                                       15,792,099                31,135,209
      Proceeds from shares issued to holders in reinvestment of
        dividends                                                                        133,638                   112,431
      Cost of shares redeemed                                                        (11,845,838)              (16,816,629)
                                                                           ----------------------    ----------------------
           Net increase in net assets resulting from
           capital share transactions                                                  4,079,899                14,431,011
                                                                           ----------------------    ----------------------

TOTAL INCREASE IN NET ASSETS                                                           2,024,599                 9,232,130
                                                                           ----------------------    ----------------------

NET ASSETS:

      Beginning of period                                                             91,988,144                82,756,014
                                                                           ----------------------    ----------------------
      End of period                                                                  $94,012,743               $91,988,144
                                                                           ======================    ======================
      Undistributed Net Investment Income included in
           Net Assets at End of Period                                                   $43,722                   $43,722
                                                                           ======================    ======================



                     SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------



================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    --------------------------------------------------------------------------------
                                                                                   GROWTH STOCK FUND
                                                    --------------------------------------------------------------------------------
                                                    Six Months Ended                                              January 27, 19971
                                                    March 31, 2000         Year Ended           Year Ended            through
                                                     (Unaudited)        September 30, 1999   September 30, 1998   September 30, 1997
                                                    -----------------   ------------------   ------------------   ------------------
PER SHARE DATA:
 NET ASSET VALUE, BEGINNING OF PERIOD                        $15.73               $12.28               $11.90               $10.00
                                                             ------               ------               ------               ------

 INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                     0.00                 0.02                 0.04                 0.03
     Net realized and unrealized gain on investments           4.78                 3.54                 0.39                 1.87
                                                               ----                 ----                 ----                 ----
          Total from investment operations                     4.78                 3.56                 0.43                 1.90
                                                               ----                 ----                 ----                 ----

 LESS DIVIDENDS AND DISTRIBUTIONS:
     Dividends from net investment income                     (0.02)               (0.04)               (0.03)                   -
     Distributions from net realized gains                    (0.56)               (0.07)               (0.02)                   -
                                                              -----                -----                -----                  ---
          Total dividends and distributions                   (0.58)               (0.11)               (0.05)                   -
                                                              -----                -----                -----                  ---

 NET ASSET VALUE, END OF PERIOD                              $19.93               $15.73               $12.28               $11.90
                                                             ======               ======               ======               ======

TOTAL RETURN                                                 30.57% 2             28.97%                3.61%               19.00% 2

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period                              $99,262,595          $67,316,277          $54,174,557          $51,103,642
 Ratio of net expenses to average net assets                  0.90% 3              0.89%                0.91%                1.05% 3
 Ratio of net investment income to average net assets        (0.01%)3              0.09%                0.27%                0.62% 3
 Portfolio turnover rate                                      5.30%               16.74%               13.15%               11.30%


1 COMMENCEMENT OF OPERATIONS.
2 NOT ANNUALIZED.
3 ANNUALIZED.


                     SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    -------------------------------------------------------------------------------
                                                                                         BOND FUND
                                                    -------------------------------------------------------------------------------
                                                    Six Months Ended                                             January 27, 19971
                                                     March 31, 2000        Year Ended           Year Ended            through
                                                       (Unaudited)      September 30, 1999   September 30, 1998  September 30, 1997
                                                    ----------------    ------------------   ------------------  ------------------
PER SHARE DATA:
 NET ASSET VALUE, BEGINNING OF PERIOD                           $9.86              $10.47               $10.18              $10.00
                                                                -----              ------               ------              ------

 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                                       0.29                0.55                 0.56                0.35
     Net realized and unrealized gain (loss)
     on investments                                             (0.22)              (0.57)                0.29                0.17
                                                                -----               -----                 ----                ----
          Total from investment operations                       0.07               (0.02)                0.85                0.52
                                                                 ----               -----                 ----                ----

 LESS DIVIDENDS AND DISTRIBUTIONS:
     Dividends from net investment income                       (0.29)              (0.55)               (0.56)              (0.34)
     Distributions from net realized gains                      (0.00)              (0.04)                 -                    -
                                                                -----               -----                 ----                 ----
          Total dividends and distributions                     (0.29)              (0.59)               (0.56)              (0.34)
                                                                -----               -----                -----               -----

 NET ASSET VALUE, END OF PERIOD                                 $9.64               $9.86               $10.47              $10.18
                                                                =====               =====               ======              ======

TOTAL RETURN                                                    0.70% 2            (0.22%)               8.59%               5.33% 2

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period                                $94,012,743         $91,988,144          $82,756,014         $73,683,643
 Ratio of net expenses to average net assets                    0.94% 3             0.90%                0.89%               1.01% 3
 Ratio of net investment income to average net assets           5.84% 3             5.44%                5.46%               5.60% 3
 Portfolio turnover rate                                       25.06%              58.62%               66.66%              38.35%


1 COMMENCEMENT OF OPERATIONS.
2 NOT ANNUALIZED.
3 ANNUALIZED.





         SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
GROWTH STOCK FUND
--------------------------------------------------------------------------------

           Shares                                                                                                 Value
           ------                                                                                                 ------
                     ------------------------------------------------------------------------
                     COMMON STOCKS - 96.6%
                     ------------------------------------------------------------------------

                     APPAREL - 3.3%
           60,000    Abercrombie & Fitch Company *                                                            $ 960,000
           30,000    The Gap, Inc.                                                                            1,494,375
           21,000    Intimate Brands, Inc.                                                                      861,000
                                                                                                         ---------------
                                                                                                              3,315,375
                                                                                                         ---------------

                     BANKING & FINANCIAL SERVICES - 6.8%
           13,125    Banc One Corporation                                                                       451,172
           25,000    The Charles Schwab Corporation                                                           1,420,313
           25,000    Citigroup Inc.                                                                           1,482,812
           12,000    Fannie Mae                                                                                 677,250
           18,000    Freddie Mac                                                                                795,375
           10,000    Providian Financial Corporation                                                            866,250
           25,000    Wells Fargo & Company                                                                    1,023,437
                                                                                                         ---------------
                                                                                                              6,716,609
                                                                                                         ---------------

                     BUSINESS SERVICE - 6.8%
           15,000    Computer Associates International, Inc.                                                    887,812
           34,000    Equifax Inc.                                                                               858,500
           25,000    FedEx Corporation *                                                                        975,000
           19,000    First Data Corporation                                                                     840,750
           36,000    IMS Health Incorporated                                                                    609,750
           16,500    National Data Corporation                                                                  429,000
           75,000    Novell, Inc. *                                                                           2,146,875
                                                                                                         ---------------
                                                                                                              6,747,687
                                                                                                         ---------------

                     CAPITAL GOODS - 7.5%
           15,000    The Boeing Company                                                                         569,063
           19,000    Dover Corporation                                                                          909,625
           10,600    Emerson Electric Company                                                                   560,475
           25,000    General Electric Company                                                                 3,879,687
           30,000    Tyco International Ltd.                                                                  1,496,250
                                                                                                         ---------------
                                                                                                              7,415,100
                                                                                                         ---------------

                     COMMUNICATIONS & MEDIA - 2.8%
           21,000    CBS Corporation *                                                                        1,189,125
           34,500    The Interpublic Group of Companies, Inc.                                                 1,630,125
                                                                                                         ---------------
                                                                                                              2,819,250
                                                                                                         ---------------

                     COSMETICS & SOAP - 3.8%
           20,000    Colgate-Palmolive Company                                                                1,127,500
           13,944    The Gillette Company                                                                       525,515
           36,780    Kimberly-Clark Corporation                                                               2,059,680
                                                                                                         ---------------
                                                                                                              3,712,695
                                                                                                         ---------------

                     DRUGS - 2.0%
           15,000    Merck & Company, Inc.                                                                      931,875
           30,000    Pfizer Inc.                                                                              1,096,875
                                                                                                         ---------------
                                                                                                              2,028,750
                                                                                                         ---------------

                     ENERGY - 5.1%
           13,232    BP Amoco Plc ADR                                                                           702,123
           35,000    El Paso Energy Corporation                                                               1,413,125
           26,800    Enron Corporation                                                                        2,006,650


                     ENERGY (CONTINUED) - 5.1%
           11,881    Exxon Mobil Corporation                                                                  $ 924,490
                                                                                                         ---------------
                                                                                                              5,046,388
                                                                                                         ---------------

                     FOOD, BEVERAGE & TOBACCO - 1.4%
           40,000    PepsiCo, Inc.                                                                            1,382,500
                                                                                                         ---------------

                     HEALTH CARE - 4.1%
           20,000    Amgen Inc.*                                                                              1,227,500
           40,332    Boston Scientific Corporation *                                                            859,576
           39,400    Medtronic, Inc.                                                                          2,026,637
                                                                                                         ---------------
                                                                                                              4,113,713
                                                                                                         ---------------

                     INSURANCE - 3.1%
            8,749    Aegon N.V. ADR                                                                             704,841
           23,000    AFLAC Incorporated                                                                       1,047,938
           12,500    American International Group, Inc.                                                       1,368,750
                                                                                                         ---------------
                                                                                                              3,121,529
                                                                                                         ---------------

                     RESTAURANT - 1.3%
           34,000    McDonald's Corporation                                                                   1,277,125
                                                                                                         ---------------

                     RETAIL - GENERAL - 7.0%
           21,100    Albertson's, Inc.                                                                          654,100
           15,000    CVS Corporation                                                                            563,437
           27,000    Saks Incorporated *                                                                        391,500
           30,000    Target Corporation                                                                       2,242,500
           36,000    Wal-Mart Stores, Inc.                                                                    1,998,000
           44,000    Walgreen Company                                                                         1,133,000
                                                                                                         ---------------
                                                                                                              6,982,537
                                                                                                         ---------------

                     SOFTWARE - 11.2%
            8,000    America Online, Inc. *                                                                     538,000
           37,000    Cognos, Inc. *                                                                           2,314,813
           22,000    Microsoft Corporation *                                                                  2,337,500
           55,000    Oracle Corporation *                                                                     4,293,438
           53,500    Sterling Software, Inc. *                                                                1,631,750
                                                                                                         ---------------
                                                                                                             11,115,501
                                                                                                         ---------------

                     TECHNOLOGY - 23.7%
           60,000    American Power Conversion Corporation *                                                  2,572,500
          100,000    Atmel Corporation *                                                                      5,162,500
          100,000    Cisco Systems, Inc. *                                                                    7,731,250
           12,500    Hewlett-Packard Company                                                                  1,657,031
           26,000    Intel Corporation                                                                        3,430,375
           11,000    Lexmark International Group, Inc. *                                                      1,163,250
           25,000    Lucent Technologies Inc.                                                                 1,518,750
            5,900    Palm, Inc. *                                                                               264,763
                                                                                                         ---------------
                                                                                                             23,500,419
                                                                                                         ---------------

                     TELECOMMUNICATIONS - 4.3%
           35,000    American Telephone and Telegraph Corporation                                           $ 1,968,750
           31,500    MCI WorldCom, Inc. *                                                                     1,427,344
           20,000    SBC Communications Inc.                                                                    840,000
                                                                                                         ---------------
                                                                                                              4,236,094
                                                                                                         ---------------

                     TRAVEL & RECREATION - 2.4%
           36,000    Carnival Corporation                                                                       893,250
           35,000    The Walt Disney Company                                                                  1,448,125
                                                                                                         ---------------
                                                                                                              2,341,375
                                                                                                         ---------------
                     TOTAL COMMON STOCKS (COST OF $49,429,079)                                               95,872,647
                                                                                                         ---------------
        Principal
           Amount

                     ------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS - 3.4%
                     ------------------------------------------------------------------------

                     VARIABLE RATE DEMAND NOTES - 3.4%
          $ 4,837    American Family Financial Services, 5.7704%  **                                              4,837
        3,040,134    Firstar Corporation, 5.8825%  **                                                         3,040,134
          114,810    Sara Lee, 5.7325%  **                                                                      114,810
           90,138    Warner Lambert, 5.7710%  **                                                                 90,138
          132,972    Wisconsin Corporate Central Credit Union, 5.8025  **                                       132,972
           17,312    Wisconsin Electric Power Company, 5.7704%  **                                               17,312
                                                                                                         ---------------
                                                                                                              3,400,203
                                                                                                         ---------------
                     TOTAL SHORT-TERM INVESTMENTS (COST OF $3,400,203)                                        3,400,203
                                                                                                         ---------------
                     TOTAL INVESTMENTS - 100.0% (COST OF $52,829,282)                                        99,272,850
                                                                                                         ---------------
                     Other liabilities in excess of assets - 0.0%                                               (10,255)
                                                                                                         ---------------
                     TOTAL NET ASSETS - 100.0%                                                             $ 99,262,595
                                                                                                         ===============

     * NON-INCOME PRODUCING SECURITY.
     ** VARIABLE RATE SECURITY. THE RATES LISTED ARE AS OF MARCH 31, 2000.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL AMOUNT
    OR SHARES                                                                                         VALUE
  -----------------                                                                                   ------
                      -----------------------------------------------------------------
                      LONG-TERM INVESTMENTS - 94.7%
                      -----------------------------------------------------------------

                      -----------------------------------------------------------------
                      CORPORATE BONDS & NOTES - 29.3%
                      -----------------------------------------------------------------

                      BANK & BANK HOLDING CO. - 3.3%
                      First Union National Bank - North Carolina##
       $ 3,290,000      6.180%, 02/15/36                                                        $ 3,079,730
                                                                                             ---------------
                      FINANCIAL SERVICES - 19.0%
                      Associates Corporation, N.A.
         2,000,000      6.450%, 10/15/01                                                          1,974,850
                      Associates Corporation, N.A.
         1,000,000      5.800%, 04/20/04                                                            941,677
                      Ford Capital B.V.
         1,000,000      9.375%, 05/15/01                                                          1,022,130
                      Ford Motor Credit Company
         1,000,000      8.200%, 02/15/02                                                          1,013,062
                      General Electric Capital Corporation
         1,000,000      6.267%, 07/23/03                                                            974,308
                      Goldman Sachs Group
         2,475,000      7.200%, 11/01/06                                                          2,400,406
                      Lehman Brothers Holdings, Inc.
         2,166,000      6.375%, 03/15/01                                                          2,145,252
                      Merrill Lynch & Company
         2,000,000      6.000%, 02/17/09                                                          1,785,108
                      Norwest Asset Securities Corporation#
         1,300,000      7.000%, 06/25/12                                                          1,250,074
                      Reliastar Financial Corporation
         2,008,000      7.125%, 03/01/03                                                          1,967,063
                      St. Paul Companies, Inc.
         1,000,000      7.370%, 08/20/07                                                            981,387
                      Salomon, Inc.
         1,450,000      6.250%, 05/15/03                                                          1,400,243
                                                                                             ---------------
                                                                                                 17,855,560
                                                                                             ---------------
                      FOOD, BEVERAGE & TOBACCO - 2.6%
                      Philip Morris Companies, Inc.
         1,355,000      7.125%, 10/01/04                                                          1,272,985
                      Supervalu, Inc.
         1,250,000      6.560%, 06/09/05                                                          1,168,015
                                                                                             ---------------
                                                                                                  2,441,000
                                                                                             ---------------

                      TRAVEL AND ENTERTAINMENT - 2.0%
                      Hilton Hotels Corporation
         2,000,000      7.700%, 07/15/02                                                          1,952,604
                                                                                             ---------------

                      UTILITIES - 2.4%
                      American Telephone and Telegraph#
         1,500,000      5.625%, 03/15/04                                                          1,413,777
                      Western Resources, Inc.
         1,000,000      6.875%, 08/01/04                                                            836,449
                                                                                             ---------------
                                                                                                  2,250,226
                                                                                             ---------------
                      TOTAL CORPORATE BONDS &
                         NOTES (Cost of $28,706,283)                                             27,579,120
                                                                                             ---------------

                      -----------------------------------------------------------------
                      ASSET BACKED SECURITIES - 2.4%
                      -----------------------------------------------------------------

                      COLLATERALIZED CREDIT CARD OBLIGATIONS - 2.4%
                      Metris Master Trust#
        $1,250,000      Series 1997-1, Class A, 6.870%, 10/20/05                                $ 1,245,606
                      Providian Master Trust#
         1,000,000      Series 1999-2, Class A, 6.600%, 04/16/07                                    987,735
                                                                                             ---------------
                                                                                                  2,233,341
                                                                                             ---------------
                      TOTAL ASSET BACKED SECURITIES (Cost of $2,227,910)                          2,233,341
                                                                                             ---------------

                      -----------------------------------------------------------------
                      NON-AGENCY MORTGAGE-BACKED
                       SECURITIES - 4.8%
                      -----------------------------------------------------------------

                      COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
                      Chemical Mortgage Securities, Inc.#
         1,127,000      Series 1994-1, Class A7, 6.250%, 01/25/09                                 1,079,562
                      Countrywide Mortgage Backed Securities, Inc.#
         1,385,064      Series 1994-D, Class A9, 6.500%, 03/25/24                                 1,298,944
                      DLJ Mortgage Acceptance Corporation#
         2,200,000      Series 1998-2, Class 2A10, 7.000%, 06/25/28                               2,114,354
                                                                                             ---------------
                                                                                                  4,492,860
                                                                                             ---------------
                      TOTAL NON- AGENCY MORTGAGE-BACKED
                        SECURITIES (Cost of $4,714,821)                                           4,492,860
                                                                                             ---------------

                      -----------------------------------------------------------------
                      U.S. GOVERNMENT AGENCY AND
                        AGENCY-BACKED ISSUES - 45.5%
                      -----------------------------------------------------------------

                      Federal Farm Credit Bank
         2,100,000      6.370%, 10/30/07                                                          2,008,432
         1,000,000      7.000%, 07/19/06#                                                           981,136
                                                                                             ---------------
                                                                                                  2,989,568
                                                                                             ---------------

                      Federal Home Loan Bank
         1,500,000      6.000%, 05/08/03#                                                         1,452,996
         1,000,000      6.000%, 07/21/03#                                                           966,318
         2,076,533      5.946%, 05/24/04#                                                         2,008,153
         2,000,000      6.645%, 08/02/04#                                                         1,954,034
         1,250,000      6.150%, 10/14/04                                                          1,206,140
         2,000,000      7.125%, 02/15/05                                                          2,004,346
         1,750,000      6.120%, 08/26/08#                                                         1,612,005
         1,390,000      5.755%, 11/20/08#                                                         1,250,583
                                                                                             ---------------
                                                                                                 12,454,575
                                                                                             ---------------

                      Federal Home Loan Mortgage Corporation (FHLMC),
                         Participation Certificates
           784,470       Pool #G40376, 6.000%, 06/01/01                                             777,873
         1,223,453       Pool #C90290, 7.000%, 08/01/19                                           1,188,315
                                                                                             ---------------
                                                                                                  1,966,188
                                                                                             ---------------
                      Federal Home Loan Mortgage Corporation (FHLMC),
           361,697       Adjustable Rate Mortgage, Pool #845864, 7.056%*, 07/01/24                  363,533
                                                                                             ---------------

                      Federal Home Loan Mortgage Corporation (FHLMC),
                         Real Estate Mortgage Investment Conduits (REMIC)
        $1,065,791       Series 1769, Class A, 6.500%, 5/15/08                                  $ 1,035,645
           600,000       Series 1480, Class LE, 6.500%, 7/15/08                                     567,855
         2,000,000       Series 2078, Class Z, 6.000%, 1/15/09                                    1,953,865
         2,250,000       7.625%, 9/9/09 #                                                         2,211,748
           500,000       Series 24, Class VB, 6.500%, 7/25/10                                       468,665
         1,600,000       Series 2102, Class TR, 6.000%, 10/15/11                                  1,510,392
         1,000,000       Series 1466, Class PI, 7.000%, 08/15/20                                    988,113
         2,000,000       Series 16, Class M, 7.000%, 08/25/23                                     1,917,827
                                                                                             ---------------
                                                                                                 10,654,110
                                                                                             ---------------

                      Federal National Mortgage Association (FNMA),
                         Pass-Thru Certificates
         2,085,699       Pool #303922, 6.000%, 05/01/16                                           1,957,804
         1,233,507       Pool #323380, 6.500%, 10/01/28                                           1,158,097
           171,318       Pool #211830, 7.000%, 04/01/23                                             168,409
                                                                                             ---------------
                                                                                                  3,284,310
                                                                                             ---------------

                      Federal National Mortgage Association (FNMA),
                         Real Estate Mortgage Investment Conduits (REMIC)
           500,000       Series 1993-134, Class L, 6.500%, 08/25/08                                 481,945
           429,458       Series 1989-69, Class C, 7.600%, 10/25/19                                  429,237
           407,764       Series 1992-125, Class J, 6.500%, 05/25/21                                 403,921
           575,000       Series 1993-167, Class J, 6.750%, 12/25/22                                 547,311
           272,459       Series 1992-150, Class FV, 5.562%, 05/25/21                                270,289
         2,100,000       Series 1993-38, Class V, 5.757%, 08/25/21                                1,934,272
         1,574,250       Series 1998-50, Class DN, 6.250%, 09/25/28                               1,550,438
           777,244       Series 1998-50, Class EN, 6.500%, 09/25/28                                 732,910
                                                                                             ---------------
                                                                                                  6,350,323
                                                                                             ---------------

                      Government National Mortgage Association (GNMA),
         1,485,193       Pool #521580, 7.000%, 11/15/14                                           1,465,896
            57,887       Adjustable Rate Mortgages, Pool #859287, 6.625%*, 07/20/26                  57,808
                                                                                             ---------------
                                                                                                  1,523,704
                                                                                             ---------------

                      Structured Asset Mortgage Investments, Inc. (SAMII),#
         2,000,000       Series 1998-12, Class A2, 6.050%, 02/25/29                               1,959,382
                                                                                             ---------------

                      Student Loan Marketing Association (SLMA),#
         1,200,609       Series 1996-2, Class A1, 6.457%*, 10/25/04                               1,197,757
                                                                                             ---------------

                      TOTAL U.S. GOVERNMENT AGENCY AND
                        AGENCY-BACKED ISSUES (Cost of $44,224,299)                               42,743,450
                                                                                             ---------------

                      -----------------------------------------------------------------
                      U.S. TREASURY OBLIGATIONS - 12.7%
                      -----------------------------------------------------------------

                      U.S. Treasury Notes
        $6,000,000       6.500%, 08/15/05                                                       $ 6,039,378
         2,000,000       6.625%, 06/30/01                                                         2,001,250
                                                                                             ---------------
                                                                                                  8,040,628
                                                                                             ---------------

                      U.S. Treasury Bonds
         3,500,000      10.750%, 05/15/03                                                         3,917,813
                                                                                             ---------------

                      TOTAL U.S. TREASURY OBLIGATIONS (Cost of $12,402,031)                      11,958,441
                                                                                             ---------------

                      TOTAL LONG-TERM INVESTMENTS
                         (COST OF $92,275,344)                                                   89,007,212
                                                                                             ---------------

                      -----------------------------------------------------------------
                      SHORT-TERM INVESTMENTS - 3.7%
                      -----------------------------------------------------------------

                      -----------------------------------------------------------------
                      COMMERCIAL PAPER - 3.1%
                      -----------------------------------------------------------------

                      Norfolk Southern Corporation
         1,500,000       6.050%, 05/31/00                                                         1,484,875
                                                                                             ---------------
                      Westways Funding I Ltd.
         1,500,000      5.250%, 05/02/00                                                          1,492,315
                                                                                             ---------------
                      TOTAL COMMERCIAL PAPER (Cost of $2,977,190)                                 2,977,190
                                                                                             ---------------

                      -----------------------------------------------------------------
                      VARIABLE RATE DEMAND NOTES - 0.6%
                      -----------------------------------------------------------------

             6,222    American Family Financial Services, 5.7704%  **                                 6,222
           522,043    Firstar Corporation, 5.8825%  **                                              522,043
            27,688    Wisconsin Electric Power Company, 5.7704% *                                    27,688
                                                                                             ---------------
                      TOTAL VARIABLE RATE DEMAND NOTES (Cost of $555,953)                           555,953
                                                                                             ---------------

                      TOTAL SHORT-TERM INVESTMENTS
                         (COST OF $3,533,143)                                                     3,533,143
                                                                                             ---------------
                      TOTAL INVESTMENTS - 98.4% + (COST OF $95,808,487)                          92,540,355
                                                                                             ---------------
                      Other assets in excess of liabilities - 1.6%                                1,472,388
                                                                                             ---------------
                      TOTAL NET ASSETS - 100.0%                                                $ 94,012,743
                                                                                             ===============

     # CALLABLE.
     ## PUTABLE.
     * VARIABLE RATE SECURITY. THE RATES LISTED ARE AS OF MARCH 31, 2000.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------




================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 2000
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. The principal investment objective of the Growth Stock Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principal investment objective of the Bond Fund is to maximize total return. In addition to the Funds, the Company offers the Legacy Minnesota Municipal Bond Fund. This report contains the information of all portfolios, except for the Legacy Minnesota Municipal Bond Fund. Information with respect to this portfolio is contained in a separate report. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares. The Investment Adviser held one share of the Growth Stock Fund capital stock and 9,999 shares of the Bond Fund capital stock at $10 per share on January 15, 1997. The Funds commenced operations on January 27, 1997.

   The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $27,332 and $27,332 for the Growth Stock Fund and Bond Fund, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

   a) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   b) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

   c) WRITTEN OPTION ACCOUNTING - Each Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When a Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold).

   d) INCOME AND EXPENSES - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

   e) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared daily and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually.

   f) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   g) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Funds for the six months ended March 31, 2000, were as follows:

                                  GROWTH FUND   BOND FUND

   Shares sold                     1,072,376      1,628,868
   Shares issued
       to holders in
       reinvestment
       of dividends                   18,327         13,787
   Shares redeemed                  (389,486)     (1,223,321)
                                   ----------     ----------
   Net increase                      701,217          419,334
                                 ============     ===========

   Transactions in shares of the Funds for the year ended September 30, 1999, were as follows:

                         GROWTH FUND       BOND FUND

   Shares sold             1,010,029      3,087,449
   Shares issued
       to holders in
       reinvestment
       of dividends              771         11,219
   Shares redeemed       (1,143,764)     (1,670,078)
                       --------------   --------------
   Net increase
    (decrease)            (132,964)       1,428,590
                      ===============   ==============

4.  INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six months ended March 31, 2000, were as follows:

                         GROWTH FUND       BOND FUND

   Purchases

      U.S. Government  $     132,195      $ 14,943,450
      Other               12,005,825        12,699,147
   Sales
      U.S. Government              0        16,688,304
      Other                4,371,240         5,183,770


   During the six months ended March 31, 2000, written option activity in the Growth Stock Fund was as follows:

                           Number of
                           contracts              Premium
                           -----------            --------
   Outstanding at
      beginning of period       100                 $10,301
   Options written             (100)                (10,301)
                                ----                 -------
   Outstanding at
      end of period               0                $      0
                                 ==                 ========

   At March 31, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                         GROWTH FUND       BOND FUND

   Appreciation         $ 49,786,939    $    25,180
   (Depreciation)         (3,343,371)    (3,293,312)
   Net appreciation
    (depreciation)
        on investments  $ 46,443,568    $(3,268,132)
                       ==============   ============

   At March 31, 2000, the cost of investments for federal income tax purposes was $52,829,282 and $95,808,487 for the Growth Stock Fund and Bond Fund, respectively.

5.  INVESTMENT ADVISORY AND OTHER  AGREEMENTS

   The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to the Funds' daily net assets.

   Firstar Bank, N.A., a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

   The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. On November 24, 1998, the Funds entered into an agreement with Rafferty Capital Markets, Inc. to distribute the Funds' shares. The currently approved rate is an annual rate of 0.01% of a Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the six months ended March 31, 2000, $4,346 and $4,645 was incurred pursuant to the distribution agreement by the Growth Stock Fund and Bond Fund, respectively.

6.  RELATED PARTIES

   Bremer Trust, N.A. clients and Bremer Trust, N.A. affiliated clients held 4,792,044 and 9,688,701 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of March 31, 2000.


                               Investment Adviser
                               Bremer Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                            St. Cloud, MN 56302-0986

                      Administrator, Dividend Paying Agent,
                          Shareholders' Servicing Agent
                               and Transfer Agent
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                               Firstar Bank, N.A.
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                     Counsel
                                Briggs and Morgan
                                 2400 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402

                              Independent Auditors
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202

                                    Directors
                                Steven A. Laraway
                                 Stan K. Dardis
                                 John M. Bishop
                                  John J. Feda
                               Barbara A. Grachek